Deferred tax - Schedule ofDeferred Corpoarte Income Tax Deducitible Tempory Difference for which Deferred Tax Assets Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	€ 79	€ 87
Taxable temporary differences [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	261	1,179
Deferred tax assets	46	350
Deferred corporate income tax asset dependent on retaining bonds and similar investments until the earlier of market recovery or maturity [member] | Taxable temporary differences [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts		816
Deferred tax assets		286
Deferred corporate income tax asset dependent on future taxable profits [member] | Taxable temporary differences [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	261	362
Deferred tax assets	€ 46	€ 64